Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015
Cash and cash equivalents		$ 303,334	$ 95,068	$ 32,440	$ 17,277	$ 124,535
Cash, FDIC Insured Amount		$ 53,000	0
Impairment charge	$ 237,000
Intangible asset estimated useful life		3 years
Intangible asset amortization cost		$ 900	5,000
Impairment loss related to investment			2,250,000
Income tax likehood percentage description		Likelihood of greater than 50%
Advertising expenses		$ 9,000	$ 11,000
Maximum [Member]
Cash, FDIC Insured Amount		$ 250,000
Property and equipment depreciated over period		5 years
Minimum [Member]
Property and equipment depreciated over period		3 years